Equity	3 Months Ended
Mar. 31, 2020
Equity [Abstract]
Equity

Note 10. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended March 31,
	2020	2019
	U.S. $ in thousands
Cost of sales	$402	$354
Research and development, net	$1,556	759
Selling, general and administrative	$2,949	3,116
Total stock-based compensation expenses	$4,907	$4,229

A summary of the Company’s stock option activity for the three months ended March 31, 2020 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2020	1,961,532	$31.16
Granted	300,000	16.41
Forfeited	(49,371)	32.64
Options outstanding as of March 31, 2020	2,212,161	$29.13
Options exercisable as of March 31, 2020	1,625,889	$33.04

As of March 31, 2020, the unrecognized compensation cost of $3.6 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 1.8 years.

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STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

A summary of the Company’s RSUs and PSUs activity for the three months ended March 31, 2020 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	2,362,991	$24.10
Granted	1,176,436	18.17
Vested	(361,118)	25.97
Forfeited	(127,520)	21.68
Unvested as of March 31, 2020	3,050,789	$21.69

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of March 31, 2020, the unrecognized compensation cost of $56.7 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 3 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2020 and 2019, respectively:

	Three months ended March 31, 2020
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive income (loss) before reclassifications	849	(1,954)	(1,105)
Amounts reclassified from accumulated other comprehensive loss	(27)	-	(27)
Other comprehensive income (loss)	822	(1,954)	(1,132)
Balance as of March 31, 2020	$812	$(9,660)	$(8,848)

15

STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

	Three months ended March 31, 2019
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive income (loss) before reclassifications	1,011	(427)	584
Amounts reclassified from accumulated other comprehensive loss	(16)	-	(16)
Other comprehensive income (loss)	995	(427)	568
Balance as of March 31, 2019	$368	$(7,553)	$(7,185)